Goodwill and other intangible assets - Changes in goodwill and other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 257,480
Ending balance	258,681	$ 257,480
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	145,945
Ending balance	151,693	145,945
Customer relation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,205
Ending balance	19,363	22,205
Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	57,875
Ending balance	54,774	57,875
Brand and Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,703
Ending balance	23,431	22,703
Development Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,752
Ending balance	9,420	8,752
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	293,289	336,955
Additions	2,268	1,377
Reclassifications	349
Translation differences	11,683	(45,043)
Ending balance	307,589	293,289
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	145,945	168,431
Translation differences	5,748	(22,486)
Ending balance	151,693	145,945
Gross carrying amount | Customer relation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	35,762	41,272
Translation differences	1,409	(5,510)
Ending balance	37,171	35,762
Gross carrying amount | Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	77,676	89,644
Translation differences	3,059	(11,968)
Ending balance	80,735	77,676
Gross carrying amount | Brand and Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,837	26,266
Additions	0	77
Reclassifications	0
Translation differences	899	(3,506)
Ending balance	23,736	22,837
Gross carrying amount | Development Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,069	11,342
Additions	2,268	1,300
Reclassifications	349
Translation differences	568	(1,573)
Ending balance	14,254	11,069
Amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(35,809)	(28,831)
Reclassifications	(46)
Amortization	11,029	11,211
Translation differences	(2,024)	4,233
Ending balance	(48,908)	(35,809)
Amortization and impairment | Customer relation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(13,557)	(11,518)
Amortization	3,522	3,704
Translation differences	(729)	1,665
Ending balance	(17,808)	(13,557)
Amortization and impairment | Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(19,801)	(16,876)
Amortization	5,098	5,363
Translation differences	(1,062)	2,438
Ending balance	(25,961)	(19,801)
Amortization and impairment | Brand and Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(134)	(55)
Reclassifications	0
Amortization	157	88
Translation differences	(14)	9
Ending balance	(305)	(134)
Amortization and impairment | Development Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,317)	(382)
Reclassifications	(46)
Amortization	2,252	2,056
Translation differences	(219)	121
Ending balance	$ (4,834)	$ (2,317)